Business overview	12 Months Ended
Dec. 31, 2022
Business Overview
Business overview

1. Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only U.S. Food and Drug Administration (“FDA”) and European Medicines Agency-approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ is currently marketed in the US through a license agreement (the “Novo Amendment”) between the Company and Novo Nordisk Health Care AG (“Novo”) until May 2023 and in the United Kingdom and Europe through a license agreement with Consilient Healthcare Inc (“Consilient” or “CH”) under the trade name of Ghryvelin®. The Company is also dedicated to the development of therapeutic assets and has recently taken steps to establish a pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications with the potential for pediatric use.

Impact of COVID-19 and the Russian invasion of Ukraine

The impact of the COVID-19 variants and the Russian invasion of Ukraine continue to cause delays in site initiation and patient enrollment in our DETECT-trial and may be impacting sales activities for Macrilen™ in the US and for Ghryvelin® in Europe. As a result of these delays in our DETECT-trial, the DETECT-trial will now continue until later into 2023, as compared to the end of the 2022 year as anticipated at the end of the previous fiscal year. The delays associated with COVID-19 and the Russian invasion of Ukraine have resulted in additional costs to the program and an increase in the estimated costs to complete the DETECT-trial. The Company will continue to monitor the impact of the COVID-19 pandemic and the Russian invasion of Ukraine in future periods and assess the impact of these on its judgments, estimates, accounting policies and amounts recognized in the consolidated financial statements. Actual results could differ from these estimates, and such differences may be material.

Reporting entity

The accompanying consolidated financial statements include the accounts of Aeterna Zentaris Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly owned subsidiaries (the “Group”). Aeterna Zentaris Inc. is the ultimate parent company of the Group. The Company currently has three wholly owned direct and indirect subsidiaries, Aeterna Zentaris GmbH (“AEZS Germany”), based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the US.

The registered office of the Company is located at 222 Bay Street, Suite 3000, P.O. Box 53, Toronto, Ontario M5K 1E7, Canada.

The Company’s common shares are listed on both the Toronto Stock Exchange and on the NASDAQ Capital Market.

Basis of presentation

(a) Statement of compliance

These consolidated financial statements as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

These consolidated financial statements were approved by the Company’s Board of Directors on March 22, 2023.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management’s judgment in applying the Company’s accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company’s consolidated financial statements are discussed in note 3 - Critical accounting estimates and judgments.

(b) Basis of measurement

The consolidated financial statements have been prepared under a historical cost convention.

(c) Principles of consolidation

These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.

(d) Foreign currency

Items included in the financial statements of the Group’s entities are measured using the currency of the primary economic environment in which the entities operate (the “functional currency”), which is the US dollar for the Company and its US subsidiary, Aeterna Zentaris, Inc., and the Euro (“EUR” or “€”) for its German subsidiaries.

Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss within shareholders’ equity.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statements of loss and comprehensive loss.